Consolidated Shareholders' Equity - Summary of Stock Options Outstanding at Each Balance Sheet Date (Detail) - Total stock option plans [member]	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total, Beginning Balance	€ 474,000,000	€ 713,000,000	€ 953,000,000
Total, Options granted	14,000,000	33,000,000	31,000,000
Total, Options exercised	(60,000,000)	(224,000,000)	(220,000,000)
Total, Options cancelled	(5,000,000)	(9,000,000)	(11,000,000)
Total, Options forfeited		(39,000,000)	(40,000,000)
Total, Ending Balance	423,000,000	474,000,000	713,000,000	€ 953,000,000
Total, Options exercisable	311,000,000	308,000,000	527,000,000	750,000,000
Weighted average exercise price per share, Beginning Balance	60.08	59.03	60.03
Weighted average exercise price per share, Options granted	65.84	88.97	75.90
Weighted average exercise price per share, Options exercised	50.02	58.92	63.83
Weighted average exercise price per share, Options cancelled	82.03	69.06	68.09
Weighted average exercise price per share, Options forfeited		62.33	67.00
Weighted average exercise price per share, Ending Balance	61.81	60.08	59.03	60.03
Weighted average exercise price per share, Options exercisable	€ 56.80	€ 52.93	€ 54.67	€ 57.56
Number of options, Beginning Balance | shares	7,889,020	12,065,802	15,867,615
Number of options, Options granted	220,000	378,040	402,750
Number of options, Options exercised	(1,192,838)	(3,796,788)	(3,441,429)
Number of options, Options cancelled	(66,609)	(130,312)	(161,863)
Number of options, Options forfeited		(627,722)	(601,271)
Number of options, Ending Balance | shares	6,849,573	7,889,020	12,065,802	15,867,615
Number of options, Options exercisable	5,468,214	5,812,165	9,646,903	13,028,045